Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment
Right-of-use assets		€ 145,038	€ 142,110
Property, plant and equipment		484,597	337,297	[1]	€ 239,229
Assets under construction
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment		40,350	71,155		12,577
Assets under construction | J.POD-Evotec Biologics Inc., Seattle, USA
Disclosure of detailed information about property, plant and equipment
Reclass		89,200
Assets under construction | Just-Evotec Biologics EU SAS, Toulouse, France
Disclosure of detailed information about property, plant and equipment
Additions		3,400
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment		315,088	€ 174,583		€ 143,733
Reclassification from intangible assets excluding goodwill to property, plant and equipment		€ 56,200
R&D site, Italy
Disclosure of detailed information about property, plant and equipment
Additions	€ 1

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”